Consolidated Statements of Changes in Shareholders' Investment (Equity) (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Oct. 31, 2010	$ 2,406,639	$ 7,793			$ 2,568,774	$ (175,910)	$ 5,982
Balance (in shares) at Oct. 31, 2010		265,963
Increase (Decrease) in Shareholders' Equity
Net earnings	479,196				474,195		5,001
Other comprehensive (loss) income	678					427	251
Purchases of common stock	(152,930)		(152,930)
Purchases of common stock, shares			(5,497)
Stock-based compensation expense	17,229			17,229
Exercise of stock options/nonvested shares	53,039	102	(163)	53,100
Exercise of stock options/nonvested shares, shares		3,503	(6)
Shares retired		(161)	153,093	(70,329)	(82,603)
Shares retired, shares		(5,503)	5,503
Distribution to noncontrolling interest	(8,000)						(8,000)
Declared cash dividends - $.68, $.60 and $.51 per share for fiscal years 2013, 2012 and 2011, respectively.	(136,035)				(136,035)
Balance at Oct. 30, 2011	2,659,816	7,734			2,824,331	(175,483)	3,234
Balance (in shares) at Oct. 30, 2011		263,963
Increase (Decrease) in Shareholders' Equity
Net earnings	504,961				500,050		4,911
Other comprehensive (loss) income	(148,035)					(148,086)	51
Purchases of common stock	(61,366)		(61,366)
Purchases of common stock, shares			(2,142)
Stock-based compensation expense	16,710			16,710
Exercise of stock options/nonvested shares	13,317	36	(295)	13,576
Exercise of stock options/nonvested shares, shares		1,233	(10)
Shares retired		(63)	61,661	(30,286)	(31,312)
Shares retired, shares		(2,152)	2,152
Proceeds from noncontrolling interest	774						774
Distribution to noncontrolling interest	(3,500)						(3,500)
Declared cash dividends - $.68, $.60 and $.51 per share for fiscal years 2013, 2012 and 2011, respectively.	(157,752)				(157,752)
Balance at Oct. 28, 2012	2,824,925	7,707			3,135,317	(323,569)	5,470
Balance (in shares) at Oct. 28, 2012		263,044
Increase (Decrease) in Shareholders' Equity
Net earnings	530,076				526,211		3,865
Other comprehensive (loss) income	174,559					174,355	204
Purchases of common stock	(70,819)		(70,819)
Purchases of common stock, shares			(1,745)
Stock-based compensation expense	17,596			17,596
Exercise of stock options/nonvested shares	24,024	69		23,955
Exercise of stock options/nonvested shares, shares		2,359
Shares retired		(51)	70,819	(41,551)	(29,217)
Shares retired, shares		(1,745)	1,745
Distribution to noncontrolling interest	(4,000)						(4,000)
Declared cash dividends - $.68, $.60 and $.51 per share for fiscal years 2013, 2012 and 2011, respectively.	(179,782)				(179,782)
Balance at Oct. 27, 2013	$ 3,316,579	$ 7,725			$ 3,452,529	$ (149,214)	$ 5,539
Balance (in shares) at Oct. 27, 2013		263,658